Related Party Transactions (Details) - Schedule of accounts receivable from related party - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Details) - Schedule of accounts receivable from related party [Line Items]
Total accounts receivable from related party	$ 469,474	$ 450,473
Reto International Trading Co. Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related party [Line Items]
Total accounts receivable from related party	$ 469,474	$ 450,473